Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	CarLotz, Inc.
Entity Central Index Key	0001759008
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false